Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenues	$ 3,833,038	$ 4,450,447	$ 11,591,003	$ 13,694,614	$ 17,771,485	$ 19,350,208
Cost of revenues	3,562,559	3,732,431	10,406,824	11,605,722	14,136,742	16,707,148
Gross profit	270,479	718,016	1,184,179	2,088,892	3,634,743	2,643,060
Operating expenses:
Selling, general and administrative expenses	2,719,600	299,233	5,244,323	963,000	1,218,630	2,316,649
Stock compensation expenses	2,082,000		3,094,443	10,000	10,000	327,499
Business combination expenses			11,240,114
Total operating expenses	4,801,600	299,233	19,578,880	973,000
Operating (loss)/income	(4,531,121)	418,783	(18,394,701)	1,115,892	2,416,113	326,411
Other income (expenses):
Interest income	1,770		1,770	20,211	20,211
Interest expense	(712,374)	(319,666)	(1,506,657)	(1,033,496)	(1,209,502)	(2,074,089)
Gain on debt settlement, net	2,016,469		1,250,139
Other income					28,020
Other expense					(25,241)	(345,548)
Other (expense)/income	(14,761)	16,976	(129,468)	7,105
Other income/(expense), net	1,291,104	(302,690)	(384,216)	(1,006,180)	(1,186,512)	(2,419,637)
(Loss)/income before income taxes	(3,240,017)	116,093	(18,778,917)	109,712	1,229,601	(2,093,226)
Provision for income tax						3,787
Net (loss)/income	(3,240,017)	116,093	(18,778,917)	109,712	1,229,601	(2,097,013)
Less: Net loss attributable to non-controlling interest	116,700		218,359
Net (loss)/income attributable to Cycurion	(3,123,317)	116,093	(18,560,558)	109,712	1,229,601	(2,097,013)
Comprehensive (loss)/income	$ (3,123,317)	$ 116,093	$ (18,560,558)	$ 109,712	$ 1,229,601	$ (2,097,013)
(Loss)/Earnings per share:
Basic	$ (1.59)	$ 0.23	$ (14.82)	$ 0.22	$ 0.08	$ (0.14)
Diluted	$ (1.59)	$ 0.11	$ (14.75)	$ 0.11	$ 0.02	$ (0.14)
Weighted average shares outstanding:
Basic	1,965,285	498,941	1,252,543	498,941	14,968,215	14,782,442
Diluted	1,968,618	1,119,834	1,255,876	1,095,037	89,495,790	14,782,442